Risk and sensitivity analysis - UK and Europe, shareholder-backed annuity sensitivity (Details) - UK and Europe insurance operations - Shareholder-backed annuity - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Insurance risk
Risk and sensitivity analysis
Net effect on profit after tax and shareholders' equity, decreases in combination of assumptions	£ 69	£ 143
Mortality rates
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	1.00%	1.00%
Change in pre-tax profit, decrease in assumption	£ (37)	£ (66)
Credit default rates
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	0.05%	0.05%
Change in pre-tax profit, decrease in assumption	£ 99	£ 198
Renewal expenses
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	5.00%	5.00%
Change in pre-tax profit, decrease in assumption	£ 21	£ 40